Other Financial Liabilities at Fair Value Through Profit or Loss - Parent - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	£ 15	£ (10)	£ (3)
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	138	0
Santander UK Group Holdings plc
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities designated at fair value	7,888	4,190
Debt securities issued during period for MREL requirements	3,991	2,847
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	0	0
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	£ 755	£ 26